DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2013
DEPOSITS [Abstract]
Schedule of Retail Deposit Accounts

	2013		2012
		Percent of		Percent of
	Amount	Portfolio	Amount	Portfolio

	(Dollars in Thousands)

Non-interest earning checking	$14,911	10.6%	$15,642	11.0%
Interest-earning checking	20,654	14.7	20,834	14.6
Savings accounts	41,808	29.8	39,770	28.0
Money market accounts	23,772	16.9	23,837	16.8
Savings certificates	38,829	27.6	41,508	29.2
Advance payments by borrowers for taxes and insurance	550	0.4	582	0.4

Total	$140,524	100.0%	$142,173	100.0%

Schedule of Maturities of Retail and Wholesale Savings Certificates

(Dollars in Thousands)
Within one year	$29,231
Beyond one year but within two years	4,998
Beyond two years but within three years	1,854
Beyond three years but within four years	1,661
Beyond four years but within five years	853
Beyond five years	232

Total	$38,829

Schedule of Interest Expense by Deposit Category

	2013	2012	2011
	(Dollars in Thousands)

Interest-earning checking	$5	$8	$8
Savings accounts	39	61	76
Money market accounts	28	42	58
Savings certificates	303	425	768
Advance payments by borrowers for taxes and insurance	3	7	8

Total	$378	$543	$918